Share Capital and Share Premium (Table) (Details) - USD ($) $ / shares in Units, $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 2,200	$ 2,200	$ 2,200
Common shares
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 2,000	$ 2,000	$ 2,000
Number of shares authorised	500,000,000
Par value per share	$ 0.004	$ 0.004	$ 0.004
Class B Common shares
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 100	$ 100	$ 100
Number of shares authorised	100,000,000
Par value per share	$ 0.001
Preferred shares
Disclosure of classes of share capital [line items]
Value of shares authorised	$ 100	$ 100	$ 100
Number of shares authorised	100,000,000
Par value per share	$ 0.001